SUMMARY OF MATERIAL ACCOUNTING POLICIES INFORMATION - Intangible assets (Details)	12 Months Ended
Dec. 31, 2025
Software | Minimum
INTANGIBLE ASSETS
Estimated useful lives of intangible assets	3 years
Software | Maximum
INTANGIBLE ASSETS
Estimated useful lives of intangible assets	6 years
License | Minimum
INTANGIBLE ASSETS
Estimated useful lives of intangible assets	3 years
License | Maximum
INTANGIBLE ASSETS
Estimated useful lives of intangible assets	20 years
Other intangible assets | Minimum
INTANGIBLE ASSETS
Estimated useful lives of intangible assets	3 years
Other intangible assets | Maximum
INTANGIBLE ASSETS
Estimated useful lives of intangible assets	30 years